UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
       WASHINGTON, D.C.  20549

       FORM 13F COVER PAGE

 Report for the Quarter Ended: 06/30/2007

 Check here if Amendment [  ] ; Amendment Number:
 This Amendment (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:     Clay Finlay Inc.
 Address:  200 Park Avenue
           56th Floor
           New York, NY 10016

 13F File Number:  028-02989

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      William O'Donnell
 Title:     Treasurer
 Phone:     212-557-7022
 Signature, Place, and Date of Signing:

 /s/ William O'Donnell    New York, New York    08/14/2007


 Please note Old Mutual (US) Holdings Inc. is the parent company of Clay Finlay Inc. and does not have investment discretion over transactions in CFI client portfolios.

 Report Type (Check only one.):

 [ X ]        13F HOLDINGS REPORT.

 [   ]        13F NOTICE.

 [   ]        13F COMBINATION REPORT.

 FORM 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:         2

 Form 13F Information Table Entry Total:   96

 Form 13F Information Table Value Total:   1023689 (thousands)

 List of Other Included Managers:

  No.    Form 13F File Number    Name
  1      028-11931               Old Mutual (US) Holdings Inc.
  2      028-11581               Old Mutual Capital, Inc.

                                                                FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
 NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS  SOLE     SHARED   NONE
 ----------------------------- ----------------- ---------- -------- -------- --- ---- ------- ---------- -------- -------- -------
 Abbott Laboratories           COM               002824100      8402   156900 SH       DEFINED  1           156900        0      0
 ABN AMRO HLDG NV SPONSORED A  COM               000937102       501    10622 SH       DEFINED  1            10622        0      0
 Alcoa Inc.                    COM               013817101      7113   175500 SH       DEFINED  1           175500        0      0
 American Express              COM               025816109      9881   161500 SH       DEFINED  1           161500        0      0
 American Intl Group           COM               026874107     25431   363148 SH       DEFINED  1           363148        0      0
 Ericsson Tel Sp ADR           COM               294821608     11362   284838 SH       DEFINED  1           284838        0      0
 Tyco International Ltd.       COM               902124106      7191   212813 SH       DEFINED  1           212813        0      0
 Apache Corp                   COM               037411105     24136   295825 SH       DEFINED  1           295825        0      0
 AXA ADR                       COM               054536107     25840   600366 SH       DEFINED  1           600366        0      0
 Bank of New York Co Inc.      COM               064057102     14816   357536 SH       DEFINED  1           357536        0      0
 Becton Dickinson              COM               075887109     12322   165400 SH       DEFINED  1           165400        0      0
 Taiwan Semiconductor ADR      COM               874039100     14811  1330726 SH       DEFINED  1          1330726        0      0
 Fedex Corporation             COM               31428X106     17190   154909 SH       DEFINED  1           154909        0      0
 CRH plc ADR                   COM               12626K203     13645   273838 SH       DEFINED  1           273838        0      0
 Cadbury Schweppes-spons ADR   COM               127209302      6082   112001 SH       DEFINED  1           112001        0      0
 Canon Inc ADR                 COM               138006309      6165   105141 SH       DEFINED  1           105141        0      0
 J.P. Morgan Chase and Co.     COM               46625H100     25704   530532 SH       DEFINED  1           530532        0      0
 Cisco Systems Inc.            COM               17275R102     16695   599462 SH       DEFINED  1           599462        0      0
 Cia Cervecerias Unidas ADR    COM               204429104       853    23133 SH       OTHER    1, 2         10043    13090      0
 Corning                       COM               219350105     14626   572461 SH       DEFINED  1           572461        0      0
 Target Corporation            COM               87612E106     21952   345155 SH       DEFINED  1           345155        0      0
 Bank of America Corp          COM               060505104     13353   273123 SH       DEFINED  1           273123        0      0
 Citigroup                     COM               172967101     23369   455618 SH       DEFINED  1           455618        0      0
 Fresenius Medical Care ADR    COM               358029106      9033   196631 SH       DEFINED  1           196631        0      0
 General Electric              COM               369604103     20741   541831 SH       DEFINED  1           541831        0      0
 Orix Spon ADR                 COM               686330101      7822    58706 SH       DEFINED  1            58706        0      0
 Research In Motion            COM               760975102     22289   111450 SH       DEFINED  1           111450        0      0
 Harley- Davidson Inc          COM               412822108      2349    39400 SH       DEFINED  1            39400        0      0
 Millicom Intl Cellular S.a.   COM               L6388F110     37169   405593 SH       OTHER    1, 2        395793     9800      0
 Hewlett-Packard               COM               428236103     14394   322600 SH       DEFINED  1           322600        0      0
 ING Groep ADR                 COM               456837103     11912   270917 SH       DEFINED  1           270917        0      0
 Intel Corporation             COM               458140100     10450   440200 SH       DEFINED  1           440200        0      0
 Johnson & Johnson             COM               478160104     13378   217100 SH       DEFINED  1           217100        0      0
 Hartford Financial Services   COM               416515104     17811   180800 SH       DEFINED  1           180800        0      0
 Kohls Corp                    COM               500255104      7444   104800 SH       DEFINED  1           104800        0      0
 National Bank of Greece ADR   COM               633643408     14094  1230959 SH       DEFINED  1          1230959        0      0
 Legg Mason Inc                COM               524901105      8485    86243 SH       DEFINED  1            86243        0      0
 BG Group ADR                  COM               055434203     11493   140513 SH       OTHER    1, 2        139813      700      0
 Lowe's Companies              COM               548661107     16714   544600 SH       DEFINED  1           544600        0      0
 Dominion Resources Inc/VA     COM               25746U109      5006    58002 SH       DEFINED  1            58002        0      0
 Marshall & Ilsley Corp        COM               571834100      8850   185800 SH       DEFINED  1           185800        0      0
 Petrochina Co Ltd ADR         COM               71646E100      3405    22900 SH       OTHER    1, 2             0    22900      0
 Merrill Lynch & Co.           COM               590188108     15397   184222 SH       DEFINED  1           184222        0      0
 Microsoft                     COM               594918104     23569   799769 SH       DEFINED  1           799769        0      0
 Marvell Technology Group      COM               G5876H105      5177   284300 SH       DEFINED  1           284300        0      0
 3M Co                         COM               88579Y101     17641   203264 SH       DEFINED  1           203264        0      0
 Mitsui & Co Ltd ADR           COM               606827202      5423    13513 SH       DEFINED  1            13513        0      0
 Petroleo Brasileiro SA ADR    COM               71654V408     50951   420145 SH       OTHER    1, 2        408115    12030      0
 Nike                          COM               654106103     19439   333488 SH       DEFINED  1           333488        0      0
 NISSAN MTRS SPONSORED ADR     COM               654744408       617    29999 SH       DEFINED  1            29999        0      0
 Novo-Nordisk A/S Spons. ADR   COM               670100205      6375    58718 SH       DEFINED  1            58718        0      0
 Oracle Systems                COM               68389X105     14101   715400 SH       DEFINED  1           715400        0      0
 Allianz AG ADR                COM               018805101      5307   228050 SH       DEFINED  1           228050        0      0
 Pfizer                        COM               717081103     17017   665509 SH       DEFINED  1           665509        0      0
 Philippine Long Distance ADR  COM               718252604      4338    75837 SH       DEFINED  1            75837        0      0
 America Movil- S.A. ADR       COM               02364W105       937    15135 SH       OTHER    1, 2          5415     9720      0
 Siemens AG-Spon ADR           COM               826197501     14295    99922 SH       DEFINED  1            99922        0      0
 Mitsubishi UFJ Finl Group AD  COM               606822104     23938  2172275 SH       DEFINED  1          2172275        0      0
 DR REDDYS LABS LTD ADR        COM               256135203       241    15202 SH       DEFINED  1            15202        0      0
 Satyam Computer Services ADR  COM               804098101      5365   216673 SH       OTHER    1, 2        198803    17870      0
 Statoil ASA- ADR              COM               85771P102     10970   353744 SH       DEFINED  1           353744        0      0
 Travelers Cos Inc             COM               89417E109     16492   308261 SH       DEFINED  1           308261        0      0
 SAP ADR                       COM               803054204     10055   196881 SH       DEFINED  1           196881        0      0
 Turkcell Iletisim Hizmet ADR  COM               900111204       614    36901 SH       OTHER    1, 2         15507    21394      0
 Nomura Holdings Inc-ADR       COM               65535H208     12535   645458 SH       DEFINED  1           645458        0      0
 Chevron Corp                  COM               166764100     24575   291727 SH       DEFINED  1           291727        0      0
 Staples Inc                   COM               855030102     11695   492827 SH       DEFINED  1           492827        0      0
 Wimm-Bill-Dann Foods ADR      COM               97263M109      4186    40244 SH       OTHER    1, 2         34619     5625      0
 Banco Itau Holding Fin-ADR    COM               059602201     21999   495016 SH       OTHER    1, 2        483416    11600      0
 Cia Vale do Rio Doce-ADR      COM               204412209      1259    28251 SH       OTHER    1, 2         11111    17140      0
 AU Optronics Corp-ADR         COM               002255107      6224   361855 SH       OTHER    1, 2        340655    21200      0
 Texas Instruments             COM               882508104     16437   436809 SH       DEFINED  1           436809        0      0
 Marathon Oil Corp             COM               565849106     18981   316562 SH       DEFINED  1           316562        0      0
 TD Ameritrade Holding Corp    COM               87236Y108      7721   386058 SH       DEFINED  1           386058        0      0
 Banco Bradesco Sponsored ADR  COM               059460303       915    37963 SH       OTHER    1, 2         20323    17640      0
 News Corp Inc-Cl A            COM               65248E104      8482   399900 SH       DEFINED  1           399900        0      0
 Focus Media Holding ADR       COM               34415V109      9204   182312 SH       OTHER    1, 2        146512    35800      0
 Wpp Group Plc-sponsored ADR   COM               929309409      5399    72225 SH       DEFINED  1            72225        0      0
 UBS AG ADR-New                COM               H89231338      9375   156221 SH       DEFINED  1           156221        0      0
 Vodafone Group Plc ADR        COM               92857W209      7921   235534 SH       DEFINED  1           235534        0      0
 Western Union Co              COM               959802109     12308   590895 SH       DEFINED  1           590895        0      0
 Gafisa SA ADR                 COM               362607301      5531   177260 SH       OTHER    1, 2        175660     1600      0
 Etelecare Global Solution AD  COM               29759R102      4736   292888 SH       OTHER    1, 2        266358    26530      0